Events After the Reporting Date	12 Months Ended
Jan. 31, 2026
Events After the Reporting Date
Events After the Reporting Date

21. Events After the Reporting Date

(a) In February 2026, 6,050,000 stock options, with exercise price of $0.055 and maturity date of February 18, 2031, were granted to directors, officers, an employee and an advisory by the Company. In May 2026, 3,500,000 stock options, with exercise price of $0.065 and maturity date of May 11, 2036, was granted to a director and officer.

(b) In March 2026, principal and accrued interest of $200,000 and $15,104, respectively, on convertible debentures originally issued in March 2024 (Note 5(c)) were converted into a total of 2,151,041 common shares and 2,151,041 share purchase warrants of the Company.

Accrued interest of $216 on convertible debentures originally issued in April 2024 (Note 5(d)) were converted into a total of 2,164 common shares and 2,164 share purchase warrants of the Company.

(c) In April 2026, terms on remaining convertible debentures originally issued in February and March 2024 with principal balances outstanding of $30,000 and $35,000, respectively, were extended for an additional one year period from maturity dates. Extended maturity dates are February 28 and March 27, 2027, respectively.

(d) In April 2026, the Company issued 600,000 common shares to an advisor pursuant to an advisory agreement, of which 300,000 common shares related to services valued at $16,500 provided during the year ended January 31, 2026.

(e) On April 16, 2026, the Company closed on a non-brokered private placement pursuant to which it issued 7,137,143 units for gross proceeds of $499,600. Each unit consisted of one common share and one common share purchase warrant with an exercise price of $0.10 per common share and one year term.